NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of non-controlling interests [text block]
15. NON-CONTROLLING INTEREST

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Balance at the beginning of the year	19,777	27,624	25,522
Non-controlling interest in results of
Kibali Goldmines SA	(12,357)	(7,847)	2,102
Balance at the end of the year	7,420	19,777	27,624

The non-controlling interest represents the 10% interest SOKIMO has in Kibali Goldmines SA which is a subsidiary of Kibali (Jersey) Limited.